Business Combination - Fair value of the identifiable assets and liabilities, Electrosteel Steels Limited (Parenthetical) (Detail) - Jun. 04, 2018 - Electrosteel Steels Limited [member]
₨ in Millions, $ in Millions
	INR (₨)	USD ($)
Disclosure of detailed information about business combination [line items]
Net assets	10.00%
Fair value of borrowings	₨ 35,544	$ 514